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JULY 31, 2026

(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 87.6%	Shares	Value
ARGENTINA — 0.7%
CONSUMER STAPLES — 0.7%
Cresud SACIF y A ADR (A)	2,049,304	$22,972,698

REAL ESTATE — 0.0%
IRSA Inversiones y Representaciones SA ADR	38,775	588,990
Total Argentina		23,561,688

AUSTRALIA — 3.9%
CONSUMER STAPLES — 0.2%
Treasury Wine Estates, Ltd.	2,038,567	7,050,525

ENERGY — 1.8%
Paladin Energy, Ltd. (AUD) *	5,935,544	39,237,911
Paladin Energy, Ltd. (CAD) *	2,680,174	17,474,616
		56,712,527

MATERIALS — 1.9%
BHP Group	380,098	16,021,355
Champion Iron	11,206,069	26,646,396
Deterra Royalties	5,907,430	17,983,293
		60,651,044
Total Australia		124,414,096

BRAZIL — 2.7%
CONSUMER STAPLES — 1.0%
BrasilAgro - Brasileira de Propriedades Agricolas	2,857,100	10,714,512
SLC Agricola SA	8,048,050	21,322,177
		32,036,689

MATERIALS — 1.2%
Vale SA	2,672,826	40,252,022

UTILITIES — 0.5%
Axia Energia	939,700	9,830,501
Axia Energia *	513,599	5,299,971
		15,130,472
Total Brazil		87,419,183

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JULY 31, 2026

(Unaudited)

COMMON STOCK — continued	Shares	Value
CANADA — 9.5%
ENERGY — 1.3%
Birchcliff Energy, Cl Common Subs. Receipt	1,764,240	$8,041,869
Cenovus Energy, Inc.	854,166	25,755,678
Tourmaline Oil Corp.	175,640	7,756,801
		41,554,348

MATERIALS — 8.2%
Aris Mining Corp. *	394,999	5,277,548
Equinox Gold	268,977	2,407,344
Gabriel Resources, Ltd. * †	347,197	35,912
Gabriel Resources, Ltd. *	4,427,406	457,948
Gabriel Resources, Ltd. * †	496,058	51,310
International Tower Hill Mines, Ltd. * (A)	7,407,325	12,962,819
Ivanhoe Mines, Ltd., Cl A *	6,352,431	45,631,829
Lumina Metals *	1,353,908	8,470,074
Northern Dynasty Minerals, Ltd. (CAD) * (A)	2,795,815	3,908,976
Northern Dynasty Minerals, Ltd. (USD) * (A)	5,684,516	7,958,322
Novagold Resources, Inc. *	1,811,816	10,562,887
Novagold Resources, Inc. * †(B)	1,687,905	9,840,486
Nutrien, Ltd.	688,905	47,582,668
Seabridge Gold * (A)	2,192,337	56,584,218
Seabridge Gold *	1,422,848	36,681,333
Valor Gold *	727,139	1,722,083
Valor Gold *	1,085,073	2,571,623
Western Copper & Gold Corp. * (A)	6,287,298	12,737,402
		265,444,782
Total Canada		306,999,130

CHILE — 2.0%
COMMUNICATION SERVICES — 0.9%
Empresa Nacional de Telecomunicaciones SA	7,278,731	28,418,170

CONSUMER DISCRETIONARY — 0.5%
Empresas Copec	2,461,406	16,810,894

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JULY 31, 2026

(Unaudited)

COMMON STOCK — continued	Shares	Value
CHILE — continued
MATERIALS — 0.6%
Empresas CMPC	16,321,839	$18,520,613
Total Chile		63,749,677

CHINA — 6.1%
COMMUNICATION SERVICES — 0.2%
Baidu, Inc., Cl A *	519,850	7,201,276

CONSUMER DISCRETIONARY — 1.0%
Meituan, Cl B *(C)	2,782,100	32,846,805

FINANCIALS — 0.8%
China Reinsurance Group Corp., Cl H	136,026,000	23,777,162
Hi Sun Technology China, Ltd. * (A)	69,309,000	3,184,534
		26,961,696

HEALTH CARE — 0.4%
Sinopharm Group Co., Ltd., Cl H	5,110,000	11,331,913

INDUSTRIALS — 2.5%
China Communications Services Corp., Ltd., Cl H (A)	73,514,000	40,014,333
DiDi Global ADR *	7,008,019	24,808,387
Guangshen Railway Co., Ltd., Cl H (A)	50,848,679	14,849,482
		79,672,202

INFORMATION TECHNOLOGY — 0.2%
PAX Global Technology, Ltd.	15,463,000	7,775,107

UTILITIES — 1.0%
CGN Power Co., Ltd., Cl H (C)	57,010,000	21,022,154
China Gas Holdings, Ltd.	13,127,000	10,238,881
		31,261,035
Total China		197,050,034

FINLAND — 0.6%
MATERIALS — 0.6%
Stora Enso, Cl R	1,542,682	17,740,171

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(Unaudited)

COMMON STOCK — continued	Shares	Value
FRANCE — 2.8%
CONSUMER STAPLES — 1.0%
Carrefour SA	1,766,264	$32,414,447

INDUSTRIALS — 0.8%
Teleperformance	344,784	27,431,035

MATERIALS — 1.0%
Eramet SA *	615,727	30,736,036
Total France		90,581,518

GERMANY — 2.6%
MATERIALS — 2.6%
K+S AG (A)	4,957,767	83,156,832

HONG KONG — 3.0%
CONSUMER DISCRETIONARY — 0.8%
SJM Holdings, Ltd. *	80,054,000	16,223,327
Trip.com Group *	186,450	8,735,276
		24,958,603

CONSUMER STAPLES — 0.6%
First Pacific Co., Ltd.	24,854,000	17,740,078

FINANCIALS — 0.1%
Bank of East Asia, Ltd.	2,110,400	4,483,085

INDUSTRIALS — 1.5%
CK Hutchison Holdings, Ltd.	5,264,500	49,324,578

MATERIALS — 0.0%
Luks Group Vietnam Holdings Co., Ltd. (A)	9,255,000	943,188
Total Hong Kong		97,449,532

INDONESIA — 1.1%
COMMUNICATION SERVICES — 0.1%
Media Nusantara Citra Tbk PT * (A)	389,901,100	4,544,529

CONSUMER STAPLES — 0.4%
Indofood Sukses Makmur Tbk PT	36,539,300	14,146,105

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JULY 31, 2026

(Unaudited)

COMMON STOCK — continued	Shares	Value
INDONESIA — continued
ENERGY — 0.3%
United Tractors TbK PT	6,197,100	$8,270,057

MATERIALS — 0.3%
Indah Kiat Pulp & Paper	17,231,000	8,009,810
Total Indonesia		34,970,501

ISRAEL — 0.5%
INFORMATION TECHNOLOGY — 0.5%
Nice ADR *	160,144	15,820,626

JAPAN — 5.5%
CONSUMER STAPLES — 0.3%
Kato Sangyo Co., Ltd.	222,400	8,880,338

ENERGY — 1.3%
Inpex Corp.	691,200	15,931,238
Japan Petroleum Exploration Co., Ltd.	2,234,600	24,864,268
		40,795,506

HEALTH CARE — 0.7%
Kyorin Pharmaceutical Co., Ltd. (A)	2,121,500	15,178,360
Suzuken Co., Ltd.	257,000	8,199,075
		23,377,435

INDUSTRIALS — 2.9%
Fukuda Corp.	424,100	10,231,975
Kamigumi Co., Ltd.	441,050	14,322,799
Tokyo Metro	1,932,800	17,705,641
West Japan Railway Co.	2,767,800	52,227,886
		94,488,301

UTILITIES — 0.3%
Electric Power Development Co., Ltd.	470,700	11,135,047
Total Japan		178,676,627

KAZAKHSTAN — 0.8%
ENERGY — 0.4%
NAC Kazatomprom JSC GDR (C)	227,073	14,505,812

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JULY 31, 2026

(Unaudited)

COMMON STOCK — continued	Shares	Value
KAZAKHSTAN — continued
FINANCIALS — 0.4%
Halyk Savings Bank of Kazakhstan JSC GDR	106,976	$3,428,581
Halyk Savings Bank of Kazakhstan JSC GDR (C)	261,310	8,444,807
		11,873,388

MATERIALS — 0.0%
Solidcore Resources *	2,686	16,949
Total Kazakhstan		26,396,149

LEBANON — 0.1%
REAL ESTATE — 0.1%
Solidere ADR *(B)	174,732	1,926,420

MALAYSIA — 0.8%
CONSUMER DISCRETIONARY — 0.4%
Oriental Holdings BHD	7,473,500	12,568,381

CONSUMER STAPLES — 0.4%
Genting Plantations BHD	10,409,600	14,675,299
Total Malaysia		27,243,680

MEXICO — 0.8%
CONSUMER DISCRETIONARY — 0.2%
Nemak SAB de CV (C)	50,041,260	8,436,761

FINANCIALS — 0.3%
Grupo Financiero Inbursa, Cl O	3,520,500	9,071,850

MATERIALS — 0.3%
Alpek, Cl A	5,371,263	3,991,348
Orbia Advance *	3,861,094	5,459,638
		9,450,986
Total Mexico		26,959,597

PHILIPPINES — 0.9%
CONSUMER STAPLES — 0.2%
Puregold Price Club, Inc.	10,703,000	7,173,518

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JULY 31, 2026

(Unaudited)

COMMON STOCK — continued	Shares	Value
PHILIPPINES — continued
INDUSTRIALS — 0.7%
Ayala	1,059,810	$8,852,786
GT Capital Holdings	1,601,280	12,675,296
		21,528,082
Total Philippines		28,701,600

RUSSIA — 2.2%
CONSUMER STAPLES — 0.3%
Lenta International PJSC GDR *(B)	6,287,850	8,946,353

ENERGY — 0.3%
Gazprom PJSC *(B)	25,899,221	9,012,929

FINANCIALS — 0.7%
Moscow Exchange MICEX-RTS PJSC *(B)	14,084,614	8,375,828
Sberbank of Russia PJSC *(B)	12,648,865	13,188,709
VTB Bank PJSC *(B)	9,484,622	2,017,898
		23,582,435

MATERIALS — 0.5%
Polyus PJSC GDR *(B)	613,103	14,857,693

REAL ESTATE — 0.1%
Etalon Group PLC GDR * (A)(B)	12,219,734	1,082,668
LSR Group PJSC, Cl A *(B)	1,673,664	3,454,695
		4,537,363

UTILITIES — 0.3%
Federal Grid - Rosseti PJSC *(B)	17,511,927,373	3,436,303
RusHydro PJSC *(B)	6,529,118,388	7,834,942
		11,271,245
Total Russia		72,208,018

SAUDI ARABIA — 1.0%
ENERGY — 1.0%
Saudi Arabian Oil (C)	4,457,928	31,451,731

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JULY 31, 2026

(Unaudited)

COMMON STOCK — continued	Shares	Value
SINGAPORE — 2.3%
CONSUMER STAPLES — 2.2%
Golden Agri-Resources, Ltd. (A)	310,348,900	$68,969,111

REAL ESTATE — 0.1%
Yoma Strategic Holdings, Ltd. * (A)	69,650,600	4,293,523
Total Singapore		73,262,634

SOUTH AFRICA — 7.9%
MATERIALS — 7.9%
Impala Platinum Holdings, Ltd.	6,679,211	72,844,759
Sibanye Stillwater, Ltd.	18,744,119	40,510,061
Valterra Platinum, Ltd.	1,892,490	141,710,992
Total South Africa		255,065,812

SOUTH KOREA — 12.2%
COMMUNICATION SERVICES — 5.2%
KT Corp.	714,316	25,750,513
KT Corp. ADR	2,399,036	43,398,561
LG Uplus Corp. (A)	9,339,383	95,761,701
SOOP	108,757	3,626,676
		168,537,451

CONSUMER DISCRETIONARY — 0.6%
Hankook & Co., Ltd.	872,236	15,038,658
PHA Co., Ltd. (A)	545,524	4,058,383
		19,097,041

HEALTH CARE — 0.7%
Chong Kun Dang Pharmaceutical Corp. (A)	443,838	20,712,027

INDUSTRIALS — 4.2%
DL E&C Co., Ltd. (A)	619,477	24,775,178
GS Holdings Corp.	437,722	27,081,374
Korean Air Lines Co., Ltd.	976,589	17,301,165
LG Corp.	479,433	33,239,913
LX Holdings Corp.	1,674,603	9,015,883
LX INTERNATIONAL CORP.	210,325	5,487,048

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JULY 31, 2026

(Unaudited)

COMMON STOCK — continued	Shares	Value
SOUTH KOREA — continued
INDUSTRIALS — continued
Pan Ocean Co., Ltd.	5,227,936	$19,808,140
		136,708,701

MATERIALS — 0.0%
Lotte Chemical Corp.	29,405	1,146,364

UTILITIES — 1.5%
Korea Electric Power Corp.	2,064,117	49,601,501
Total South Korea		395,803,085

SRI LANKA — 0.1%
INDUSTRIALS — 0.1%
Hemas Holdings PLC	34,600,510	3,289,393

THAILAND — 1.3%
FINANCIALS — 1.3%
Bangkok Bank	5,268,100	30,157,871
Kasikornbank PCL	1,790,600	13,064,366
Total Thailand		43,222,237

UKRAINE — 1.0%
CONSUMER STAPLES — 1.0%
Astarta Holding PLC * (A)	659,000	7,614,450
MHP SE (LSE Shares) GDR * (A)	2,877,339	25,803,110
MHP SE (USD Shares) GDR * (A)(C)	44,627	400,201
Total Ukraine		33,817,761

UNITED KINGDOM — 4.6%
COMMUNICATION SERVICES — 0.2%
Vodafone Group PLC	4,960,082	7,871,575

ENERGY — 1.1%
Gulf Keystone Petroleum	1,242,879	2,847,615
Yellow Cake PLC *(C)	4,266,169	31,623,876
		34,471,491

FINANCIALS — 1.0%
Close Brothers Group PLC *	2,394,472	13,734,700

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JULY 31, 2026

(Unaudited)

COMMON STOCK — continued	Shares	Value
UNITED KINGDOM — continued
FINANCIALS — continued
Man Group PLC	2,328,149	$9,532,694
Schroders PLC	1,067,189	8,464,935
		31,732,329

INDUSTRIALS — 1.0%
Melrose Industries	1,209,566	7,440,353
Travis Perkins PLC	3,254,527	24,383,749
		31,824,102

MATERIALS — 1.3%
Glencore PLC	5,662,607	41,706,927
Total United Kingdom		147,606,424

UNITED STATES — 10.6%
COMMUNICATION SERVICES — 0.4%
Comcast, Cl A	472,015	11,309,479

ENERGY — 4.9%
Expand Energy Corp.	643,005	60,461,760
Range Resources Corp.	2,428,792	97,491,711
		157,953,471

FINANCIALS — 0.4%
Franklin Resources, Inc.	379,166	12,838,561

HEALTH CARE — 0.5%
Centene *	240,055	14,936,222

INDUSTRIALS — 0.9%
Concentrix	1,203,684	29,610,626

INFORMATION TECHNOLOGY — 0.2%
EPAM Systems *	75,721	7,993,109

MATERIALS — 1.4%
Ivanhoe Electric, Inc. *	579,968	5,306,707
Mosaic	375,488	8,305,795
Newmont Corp.	86,563	8,111,819
Royal Gold, Inc.	82,496	16,363,057

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JULY 31, 2026

(Unaudited)

COMMON STOCK — continued	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Vista Gold *	4,422,773	$7,607,169
		45,694,547

REAL ESTATE — 1.9%
Rayonier	1,213,071	26,420,686
Weyerhaeuser	1,387,691	34,733,906
		61,154,592
Total United States		341,490,607

TOTAL COMMON STOCK
(Cost $2,590,674,931)		2,830,034,763

PREFERRED STOCK — 1.6%
BRAZIL — 0.8%
ENERGY — 0.8%
Petroleo Brasileiro SA (A)(D)	3,172,900	27,183,857

GERMANY — 0.8%
HEALTH CARE — 0.8%
Draegerwerk & KGaA , 0.900%(A)	206,626	26,196,884

TOTAL PREFERRED STOCK
(Cost $27,744,487)		53,380,741

UNIT TRUST FUND — 1.2%
CANADA — 1.2%
FINANCIALS — 1.2%
Sprott Physical Uranium Trust *	2,116,674	38,563,223

TOTAL UNIT TRUST FUND
(Cost $19,227,729)		38,563,223

THE ADVISORS’ INNER CIRCLE FUND II

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JULY 31, 2026

(Unaudited)

CONVERTIBLE BOND — 0.9%	Face Amount	Value
CANADA — 0.9%
MATERIALS — 0.9%
Northern Dynasty Minerals, Ltd.
2.000%, 12/11/2032(B)	$7,108,000	$28,761,598

INDIA — 0.0%
CONSUMER STAPLES — 0.0%
REI Agro, Ltd.
5.500%, 11/13/2014(B)(C)(E)	$723,000	—

TOTAL CONVERTIBLE BOND
(Cost $7,831,000)		28,761,598

WARRANTS — 0.3%	Shares	Value
CANADA — 0.3%
MATERIALS — 0.3%
Novagold Resources, Inc., Expires 04/22/30*(B)	2,717,012	10,161,625

TOTAL WARRANTS
(Cost $–)		10,161,625

RIGHTS — 0.0%	Number of Rights
CANADA — 0.0%
MATERIALS — 0.0%
Pan American Silver Corp., Expires 02/22/29*(B)	2,385,283	1,240,347

TOTAL RIGHTS
(Cost $–)		1,240,347

SHORT TERM INVESTMENT — 0.2%	Shares
Dreyfus Treasury Securities Cash Management - Participant Shares, 3.160%(F)	6,461,219	6,461,219

TOTAL SHORT TERM INVESTMENT
(Cost $6,461,219)		6,461,219

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JULY 31, 2026

(Unaudited)

PURCHASED OPTION — 0.6%	Value
UNITED STATES — 0.6% *
TOTAL PURCHASED OPTIONS
(Cost $33,815,553)	$18,813,870

TOTAL INVESTMENTS— 92.4%
(Cost $2,685,754,919)	2,987,417,386
Other Assets and Liabilities, Net — 7.6%	244,691,099
NET ASSETS — 100.0%	$3,232,108,485

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JULY 31, 2026

(Unaudited)

A list of the exchange traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.6%
Put Options
SPXW*	967	$729,118,000	$7,540.00	08/31/26	$11,884,430
SPXW*	1,076	812,918,000	7,555.00	07/31/26	6,929,440
TOTAL PURCHASED OPTIONS
(Cost $33,815,553)		$1,542,036,000			$18,813,870

†	Restricted Equity.
*	Non-income producing security.
(A)	Affiliated investment.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2026 was $148,732,147 and represents 4.6% of Net Assets.
(D)	Rate unavailable.
(E)	Security in default on interest payments.
(F)	The rate reported is the 7-day effective yield as of July 31, 2026.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

SPXW — Standard & Poor's 500 Index Options Weekly

USD — United States Dollar

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JULY 31, 2026

(Unaudited)

As of July 31, 2026, the Global All-Cap Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at January 31, 2026, were as follows:

Description	Number of Shares	Acquisition Date/Right to Acquire Date	Cost	Market Value
Common Stock
Gabriel Resources, Ltd.	347,197	6/1/2021	$704,137	$35,912
Gabriel Resources, Ltd.	496,058	6/17/2021	834,788	51,310
Novagold Resources, Inc.	1,687,905	5/5/2025	6,329,644	9,840,486
			$7,868,569	$9,927,708

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2025 through July 31, 2026. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2025	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 7/31/2026	Dividend/ Interest Income
Astarta Holding PLC
$8,207,836	$—	$—	$—	$(593,386)	$7,614,450	$—
China Communications Services Corp., Ltd., Cl H
27,256,787	15,203,659	—	—	(2,446,113)	40,014,333	2,038,613
Chong Kun Dang Pharmaceutical Corp.
14,682,249	10,006,024	—	—	(3,976,246)	20,712,027	101,987
Cresud SACIF y A ADR
23,661,633	18,098,167	(17,189,875)	9	(1,597,236)	22,972,698	1,165,562
DL E&C Co., Ltd.
38,243,061	10,739,143	(47,503,908)	22,822,360	474,522	24,775,178	537,432
Draegerwerk & KGaA
20,830,924	937,766	(6,055,760)	3,068,143	7,415,811	26,196,884	610,250
Etalon Group PLC GDR
1,736,424	—	—	—	(653,756)	1,082,668	—
Golden Agri-Resources, Ltd.
59,984,204	6,616,978	—	—	2,367,929	68,969,111	2,077,531
Guangshen Railway Co., Ltd., Cl H
12,989,556	1,858,643	—	—	1,283	14,849,482	670,652
Hi Sun Technology China, Ltd.
5,267,227	—	—	—	(2,082,693)	3,184,534	—
International Tower Hill Mines, Ltd.
11,721,248	1,898,657	—	—	(657,086)	12,962,819	—
K+S AG

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ALL-CAP FUND

JULY 31, 2026

(Unaudited)

Value as of 10/31/2025	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 7/31/2026	Dividend/ Interest Income
$72,528,682	$10,719,467	$(22,680,398)	$3,464,831	$19,124,250	$83,156,832	$366,974
Kyorin Pharmaceutical Co., Ltd.
16,971,674	2,585,234	—	—	(4,378,548)	15,178,360	461,479
LG Uplus Corp.
106,258,618	9,838,581	(17,664,476)	3,237,070	(5,908,092)	95,761,701	2,544,185
Luks Group Vietnam Holdings Co., Ltd.
1,119,573	—	—	—	(176,385)	943,188	23,604
Media Nusantara Citra Tbk PT
5,263,714	911,839	—	—	(1,631,024)	4,544,529	—
MHP SE (LSE Shares) GDR
16,227,574	—	(5,829)	(1,582)	9,582,947	25,803,110	—
MHP SE (USD Shares) GDR
251,635	—	1,785	(1,785)	148,566	400,201	—
Northern Dynasty Minerals, Ltd. (CAD)
5,661,199	—	—	—	(1,752,223)	3,908,976	—
Northern Dynasty Minerals, Ltd. (USD)
11,425,877	—	—	—	(3,467,555)	7,958,322	—
Petroleo Brasileiro SA
31,407,028	10,640,304	(33,197,323)	10,638,026	7,695,822	27,183,857	1,587,077
PHA Co., Ltd.
3,915,383	545,233	—	—	(402,233)	4,058,383	154,923
Seabridge Gold
53,923,406	12,471,072	(20,294,798)	8,576,825	1,907,713	56,584,218	—
Western Copper & Gold Corp.
11,676,914	1,654,745	—	—	(594,257)	12,737,402	—
Yoma Strategic Holdings, Ltd.
4,210,070	169,259	—	—	(85,806)	4,293,523	—
Totals:
$565,422,496	$114,894,771	$(164,590,582)	$51,803,897	$18,316,204	$585,846,786	$12,340,269

Amounts designated as “—” are either $0 or have been rounded to $0.

KGI-QH-001-2600

THE ADVISORS’ INNER CIRCLE FUND II

KOPERNIK

INTERNATIONAL FUND

JULY 31, 2026

(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 71.5%	Shares	Value
AUSTRALIA — 3.3%
CONSUMER STAPLES — 0.2%
Treasury Wine Estates, Ltd.	562,146	$1,944,221

ENERGY — 1.7%
Paladin Energy, Ltd. *	2,362,246	15,616,024
Paladin Energy, Ltd. (CAD) *	148,595	968,833
		16,584,857

MATERIALS — 1.4%
BHP Group	220,561	9,296,776
Champion Iron	1,592,639	3,787,063
		13,083,839
Total Australia		31,612,917

BRAZIL — 1.6%
MATERIALS — 1.1%
Vale SA	714,500	10,760,173

UTILITIES — 0.5%
Axia Energia	318,570	3,332,664
Axia Energia *	115,659	1,193,523
		4,526,187
Total Brazil		15,286,360

CANADA — 8.8%
ENERGY — 1.2%
Cenovus Energy, Inc.	237,061	7,148,103
Tourmaline Oil Corp.	105,106	4,641,804
		11,789,907

MATERIALS — 7.6%
Barrick Mining	128,192	4,708,492
Equinox Gold	64,663	578,734
Ivanhoe Mines, Ltd., Cl A *	2,419,899	17,383,017
Novagold Resources, Inc. *	1,195,579	6,970,226
Nutrien, Ltd.	228,387	15,774,690
Seabridge Gold * (A)	1,026,672	26,498,404

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JULY 31, 2026

(Unaudited)

COMMON STOCK — continued	Shares	Value
CANADA — continued
MATERIALS — continued
Valor Gold *	501,094	$1,187,594
		73,101,157
Total Canada		84,891,064

CHILE — 1.6%
CONSUMER DISCRETIONARY — 0.5%
Empresas Copec	730,778	4,991,062

MATERIALS — 1.1%
Empresas CMPC	9,442,815	10,714,891
Total Chile		15,705,953

CHINA — 5.4%
COMMUNICATION SERVICES — 0.2%
Baidu, Inc., Cl A *	143,850	1,992,697

CONSUMER DISCRETIONARY — 1.0%
Meituan, Cl B *(B)	794,600	9,381,428

FINANCIALS — 0.7%
China Reinsurance Group, Cl H	39,230,000	6,857,351

HEALTH CARE — 0.3%
Sinopharm Group Co., Ltd., Cl H	1,498,800	3,323,732

INDUSTRIALS — 2.3%
China Communications Services Corp., Ltd., Cl H (A)	21,325,000	11,607,390
DiDi Global ADR *	1,990,004	7,044,614
Guangshen Railway Co., Ltd., Cl H (A)	11,364,000	3,318,661
		21,970,665

UTILITIES — 0.9%
CGN Power Co., Ltd., Cl H (B)	16,204,000	5,975,144
China Gas Holdings, Ltd.	3,632,200	2,833,067
		8,808,211
Total China		52,334,084

THE ADVISORS’ INNER CIRCLE FUND II

KOPERNIK

INTERNATIONAL FUND

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued	Shares	Value
FINLAND — 1.0%
MATERIALS — 1.0%
Stora Enso, Cl R	849,846	$9,772,858

FRANCE — 1.7%
CONSUMER STAPLES — 0.9%
Carrefour SA	467,438	8,578,414

INDUSTRIALS — 0.8%
Teleperformance	100,070	7,961,575
Total France		16,539,989

GERMANY — 3.0%
MATERIALS — 3.0%
K+S AG (A)	1,757,803	29,483,703

HONG KONG — 3.0%
CONSUMER DISCRETIONARY — 0.8%
SJM Holdings, Ltd. *	23,601,000	4,782,856
Trip.com Group *	55,750	2,611,915
		7,394,771

CONSUMER STAPLES — 0.5%
First Pacific Co., Ltd.	7,048,000	5,030,662

FINANCIALS — 0.1%
Bank of East Asia, Ltd.	543,400	1,154,335

INDUSTRIALS — 1.5%
CK Hutchison Holdings, Ltd.	1,518,000	14,222,568

INFORMATION TECHNOLOGY — 0.1%
PAX Global Technology, Ltd.	2,147,000	1,079,555
Total Hong Kong		28,881,891

INDONESIA — 1.0%
CONSUMER STAPLES — 0.4%
Indofood Sukses Makmur Tbk PT	10,016,300	3,877,787

ENERGY — 0.3%
United Tractors TbK PT	1,757,400	2,345,258

THE ADVISORS’ INNER CIRCLE FUND II

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INTERNATIONAL FUND

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued	Shares	Value
INDONESIA — continued
MATERIALS — 0.3%
Indah Kiat Pulp & Paper	6,509,300	$3,025,841
Total Indonesia		9,248,886

ISRAEL — 0.7%
INFORMATION TECHNOLOGY — 0.7%
Nice ADR *	70,632	6,977,735

JAPAN — 4.9%
ENERGY — 1.8%
Inpex Corp.	381,800	8,799,981
Japan Petroleum Exploration Co., Ltd.	791,400	8,805,863
		17,605,844

HEALTH CARE — 0.3%
Suzuken Co., Ltd.	72,600	2,316,159

INDUSTRIALS — 2.5%
Kamigumi Co., Ltd.	118,300	3,841,712
Tokyo Metro	566,700	5,191,322
West Japan Railway Co.	822,100	15,512,879
		24,545,913

UTILITIES — 0.3%
Electric Power Development Co., Ltd.	124,300	2,940,485
Total Japan		47,408,401

KAZAKHSTAN — 1.4%
ENERGY — 0.8%
NAC Kazatomprom JSC GDR (B)	117,417	7,500,799

FINANCIALS — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR	182,933	5,863,003
Total Kazakhstan		13,363,802

MEXICO — 0.4%
FINANCIALS — 0.2%
Grupo Financiero Inbursa, Cl O	971,300	2,502,908

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INTERNATIONAL FUND

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued	Shares	Value
MEXICO — continued
MATERIALS — 0.2%
Orbia Advance *	1,142,014	$1,614,823
Total Mexico		4,117,731

PHILIPPINES — 0.2%
INDUSTRIALS — 0.2%
Ayala	292,730	2,445,227

RUSSIA — 3.2%
CONSUMER STAPLES — 0.2%
Lenta International PJSC GDR *(C)	1,271,467	1,809,043

ENERGY — 0.8%
Gazprom Neft PJSC *(C)	2,817,940	4,822,931
Gazprom PJSC *(C)	8,122,810	2,821,833
		7,644,764

FINANCIALS — 1.3%
Moscow Exchange MICEX-RTS PJSC *(C)	5,746,159	3,417,122
Sberbank of Russia PJSC *(C)	8,292,394	8,646,307
VTB Bank PJSC *(C)	2,329,481	495,608
		12,559,037

MATERIALS — 0.6%
Polyus PJSC GDR *(C)	249,258	6,040,419

REAL ESTATE — 0.1%
LSR Group PJSC, Cl A *(C)	510,671	1,054,102

UTILITIES — 0.2%
Federal Grid - Rosseti PJSC *(C)	3,021,385,233	592,876
RusHydro PJSC *(C)	991,278,397	1,203,250
		1,796,126
Total Russia		30,903,491

SAUDI ARABIA — 1.4%
ENERGY — 1.4%
Saudi Arabian Oil (B)	1,987,890	14,025,032

THE ADVISORS’ INNER CIRCLE FUND II

KOPERNIK

INTERNATIONAL FUND

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued	Shares	Value
SINGAPORE — 1.9%
CONSUMER STAPLES — 1.9%
Golden Agri-Resources, Ltd. (A)	84,361,700	$18,747,775

SOUTH AFRICA — 8.7%
MATERIALS — 8.7%
Impala Platinum Holdings, Ltd.	2,220,192	24,213,841
Sibanye Stillwater, Ltd.	5,606,998	12,117,925
Valterra Platinum, Ltd.	635,761	47,606,234
Total South Africa		83,938,000

SOUTH KOREA — 9.4%
COMMUNICATION SERVICES — 4.8%
KT Corp.	212,507	7,660,705
KT Corp. ADR	662,785	11,989,780
LG Uplus Corp. (A)	2,606,828	26,729,205
		46,379,690

INDUSTRIALS — 3.1%
DL E&C Co., Ltd.	183,638	7,344,363
GS Holdings Corp.	128,837	7,971,002
Korean Air Lines Co., Ltd.	258,221	4,574,621
LG Corp.	136,402	9,456,985
		29,346,971

MATERIALS — 0.0%
Lotte Chemical Corp.	8,173	318,627

UTILITIES — 1.5%
Korea Electric Power Corp.	615,943	14,801,340
Total South Korea		90,846,628

THAILAND — 1.3%
FINANCIALS — 1.3%
Bangkok Bank	1,579,400	9,041,465
Kasikornbank PCL	473,900	3,457,614
Total Thailand		12,499,079

THE ADVISORS’ INNER CIRCLE FUND II

KOPERNIK

INTERNATIONAL FUND

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued	Shares	Value
UKRAINE — 0.7%
CONSUMER STAPLES — 0.7%
MHP SE GDR * (A)	708,925	$6,357,426

UNITED KINGDOM — 4.9%
COMMUNICATION SERVICES — 0.2%
Vodafone Group PLC	1,480,097	2,348,891

ENERGY — 1.4%
Yellow Cake PLC *(B)	1,780,681	13,199,673

FINANCIALS — 0.5%
Man Group PLC	588,791	2,410,827
Schroders PLC	269,267	2,135,824
		4,546,651

INDUSTRIALS — 0.2%
Melrose Industries	321,561	1,978,005

MATERIALS — 2.6%
Glencore PLC	3,436,015	25,307,359
Total United Kingdom		47,380,579

UNITED STATES — 2.0%
INFORMATION TECHNOLOGY — 0.3%
EPAM Systems *	22,579	2,383,439

MATERIALS — 1.7%
Mosaic	111,524	2,466,911
Newmont Corp.	49,567	4,644,924
Royal Gold, Inc.	49,238	9,766,357
		16,878,192
Total United States		19,261,631

TOTAL COMMON STOCK
(Cost $662,844,130)		692,030,242

THE ADVISORS’ INNER CIRCLE FUND II

KOPERNIK

INTERNATIONAL FUND

JULY 31, 2026

(Unaudited)

UNIT TRUST FUND — 1.5%	Shares	Value
CANADA — 1.2%
FINANCIALS — 1.2%
Sprott Physical Uranium Trust *	638,140	$11,626,134

UNITED STATES — 0.3%
FINANCIALS — 0.3%
Sprott Physical Platinum & Palladium Trust	241,796	3,242,484

TOTAL UNIT TRUST FUND
(Cost $12,608,394)		14,868,618

PREFERRED STOCK — 1.4%
BRAZIL — 1.4%
ENERGY — 1.4%
Petroleo Brasileiro SA (D)	1,570,900	13,458,704

TOTAL PREFERRED STOCK
(Cost $8,930,060)		13,458,704

SHORT TERM INVESTMENT — 0.6%
Dreyfus Treasury Securities Cash Management - Participant Shares, 3.160%(E)	5,411,703	5,411,703

TOTAL SHORT TERM INVESTMENT
(Cost $5,411,703)		5,411,703

PURCHASED OPTION — 0.6%		Value
UNITED STATES — 0.6% *
TOTAL PURCHASED OPTIONS
(Cost $9,700,592)		5,411,840

TOTAL INVESTMENTS— 75.6%
(Cost $699,494,879)		731,181,107
Other Assets and Liabilities, Net — 24.4%		236,174,299
NET ASSETS — 100.0%		$967,355,406

THE ADVISORS’ INNER CIRCLE FUND II

KOPERNIK

INTERNATIONAL FUND

JULY 31, 2026

(Unaudited)

A list of the exchange traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.6%
Put Options
SPXW*	280	$211,120,000	$7,540.00	08/31/26	$3,441,200
SPXW*	306	231,183,000	7,555.00	07/31/26	1,970,640
TOTAL PURCHASED OPTIONS
(Cost $9,700,591)		$442,303,000			$5,411,840

THE ADVISORS’ INNER CIRCLE FUND II

KOPERNIK

INTERNATIONAL FUND

JULY 31, 2026

(Unaudited)

*	Non-income producing security.
(A)	Affiliated investment.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2026 was $50,082,076 and represents 5.2% of Net Assets.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Rate unavailable.
(E)	The rate reported is the 7-day effective yield as of July 31, 2026.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

SPXW — Standard & Poor's 500 Index Options Weekly

THE ADVISORS’ INNER CIRCLE FUND II

KOPERNIK

INTERNATIONAL FUND

JULY 31, 2026

(Unaudited)

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2025 through July 31, 2026. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2025	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 7/31/2026	Dividend/ Interest Income
China Communications Services Corp., Ltd., Cl H
$6,320,962	$5,851,487	$—	$—	$(565,059)	$11,607,390	$578,346
Golden Agri-Resources, Ltd.
15,831,227	2,261,433	—	—	655,115	18,747,775	548,309
Guangshen Railway Co., Ltd., Cl H
2,793,328	520,790	—	—	4,543	3,318,661	149,882
K+S AG
20,461,876	6,957,143	(4,002,069)	516,178	5,550,575	29,483,703	114,040
LG Uplus Corp.
24,267,606	5,943,272	(2,592,379)	274,779	(1,164,073)	26,729,205	647,012
MHP SE GDR
3,997,999	—	(1,112)	(144)	2,360,683	6,357,426	—
Seabridge Gold
21,098,439	5,926,245	(2,112,322)	471,597	1,114,445	26,498,404	2,164,728
Totals:
$94,771,437	$27,460,370	$(8,707,882)	$1,262,410	$7,956,229	$122,742,564	$4,202,317

Amounts designated as “—” are either $0 or rounded to $0.

KGI-QH-002-2300